Significant Accounting Policies - Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Forfeited contributions	¥ 0	¥ 0	¥ 0
Employee benefit expenses	236,600	216,200	¥ 148,500
Balances of employee welfare benefit	70,700	¥ 90,400
Appropriations to statutory reserves	¥ 2,700